BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2022
Basis of preparation [abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
These interim financial statements for the six months ended June 30, 2022 have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended December 31 2021 (‘last annual financial statements’). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Standards. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements. Numbers are presented in whole dollars (USD) unless otherwise stated, following the change in presentational currency from Euros to US Dollars with effect from January 1, 2022 as noted in more detail below. Dollar values in tables are in USD thousands.
These unaudited interim financial statements were authorized for issue by the Board of Directors (the “Board”) on August 12, 2022 and have been prepared on a going concern basis.
Going Concern

The condensed interim consolidated financial statements (‘financial Statements’) have been prepared on a going concern basis. In determining the appropriate basis of preparation for the period ended June 30, 2022, the Board is required to consider whether the Group and Company will be able to operate within the level of available cash and liquidity for the foreseeable future, being a period of at least 12 months following the approval of the financial statements.

Arrival is a Company with an extremely limited operating history, it has incurred losses in the operation of its business related to research and development activities in respect of Electric Vehicles (EV) since its inception and has generated no revenues to date. As Arrival attempts to transition from research and development activities to commercial production and sales, it is difficult to forecast Arrival’s future cash flows. The estimated costs and timelines that Arrival has developed to reach full scale commercial production are subject to inherent risks and uncertainties.

In the reporting period, there have been significant challenges in the external and macroeconomic environment in which Arrival operates such as global supply chain issues, the ongoing pandemic, geopolitical tensions and rising costs. The Company has also seen an increase in its estimated build costs impacting its overall short term profitability targets.

In July 2022, in response to these conditions, the Company announced restructuring plans, including redundancies and other cost cutting measures, that required a realignment of the organization to focus on production of the Large Van product and Bicester microfactory. The Company has temporarily paused the Bus program, put its Car program on hold and delayed the build out of the Charlotte microfactory until further funding is secured which is currently anticipated to enable Charlotte to re-start during 2023.

Arrival continues to see a great deal of interest in its products, supported by continuing increases in Letters of Interest but as yet does not have committed orders for its vehicles prior to production commencing.

Accordingly, the Company has refreshed its near term and long term business plans, updating planning assumptions for the latest understanding of the cost of completing research and development activities, working capital, capital expenditure, operating expenditure, average selling price, bills of materials and revenues. There is however uncertainty as to the achievability and timing of the business plan including the planned cost cutting measures.

Additionally, the Company is establishing an At the Market program (ATM) funding which allows the sale of up to $300 million of equity into the market at the time of the Company’s choosing, subject to a percentage of the average daily trading volumes. However, as this funding is just being established there can be no certainty as to the actual funds the Company will raise and the timing thereof. If adequate funding is not secured as and when needed then the Company will need to further defer the Charlotte Microfactory build and Bus program as well as undertake additional steps to reduce costs. There is uncertainty as to the ability of the Company to secure such funding, the timing of doing so and the ability to take appropriate mitigating steps

Arrival had $ 512,614,742 cash and cash equivalents at the end of June 30, 2022. The Board has considered the Group’s cash flow forecasts for the period to August 2023 being the period assessed for going concern purposes together with a severe but plausible downside scenario through to December 2023 reflecting the Group’s early stage of development, production, there being delays to or no funding secured and other uncertainties, as noted above. It has determined that while the company has sufficient cash to meet its immediate needs for the assessed twelve month period and execute a reduced near term business plan, including starting production in 2022 for Van, the Board will need to secure additional capital to execute its full business plan, including the move to hard tooling, the build out of the Charlotte Microfactory, restart of the Bus program and in the longer-term the deployment of additional microfactories and vehicle platforms. Arrival cannot be certain that additional funds will be available to it on favorable terms when required, or at all.

There can be no assurance that Arrival’s estimates related to the costs and timing necessary to complete design and engineering of its Electric Vehicles will prove accurate or that its plans to transition from soft to hard tooling, which is a key part of the Company’s ability to manage the vehicle build costs to produce at profitable levels, will be achieved in the timelines proposed, and that the required funding to do so will be secured. The tooling required within Arrival’s microfactories may also be more expensive to produce than predicted, or have a shorter lifespan, resulting in additional replacement and maintenance costs, which could have an impact on Arrival’s results of operations and financial condition. Similarly, Arrival may experience higher raw material waste in the composite process than it expects, resulting in higher operating costs and hampering its ability to be profitable.

Notwithstanding the uncertainties noted above, the Board is satisfied that the Group has sufficient funds to continue to be able to realize its assets and discharge its liabilities as they fall due for a period of at least 12 months from the date of approval of the financial statements and therefore it remains appropriate that the financial statements have been prepared on a going concern basis. However, these matters indicate the existence of a material uncertainty related to events or conditions that may cast significant doubt on the group’s and the company’s ability to continue as a going concern and, therefore, that the group and company may be unable to realize their assets and discharge their liabilities in the normal course of business. The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.

Incorporation and prior period merger

Arrival was incorporated on October 27, 2020 and had no material operations. As a result of the reorganization, it become the parent company of Arrival Luxembourg S.à r.l., the operating company as of March 24, 2021. The transaction with CIIG was accounted for as a reverse merger. In accordance with IFRS 2 guidance on reverse mergers, the unaudited condensed consolidated interim financial statements of the Group presented as of June 30, 2022 are a continuation of those of Arrival Luxembourg S.à r.l. consolidated financial statements which were prepared in accordance with the IFRS as issued by IASB for the immediately preceding financial year ended December 31, 2021 and activity prior to the transaction date is presented, being that of Arrival Luxembourg S.à r.l.. The net assets (predominantly cash & cash equivalents) acquired from CIIG at the transaction date are included only from the date of merger.

Presentation currency

On January 1, 2022 the Group changed its presentational currency from Euro to US dollars in order to provide users of our financial statements with greater transparency of company performance. Given that a significant amount of group transactions are in USD we believe this is more reflective of the economic environment across the group.

In accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, this change in presentational currency was applied retrospectively and accordingly, prior year financial statements have been restated.

Financial information included in the consolidated financial statements for years ended 31 December 2021 and 2020 have been restated in US dollars as follows:

•assets and liabilities in non-US denominated currencies were translated into US dollars at the rate of exchange ruling at the relevant balance sheet date;
•non-US dollar income statements and cash flows were translated into US dollars at average rates of exchange for the relevant period;
•share capital, share premium and all other equity items were translated at the historical rates prevailing on the date of each relevant transaction;
•non-US dollar capital transactions including the listing expenses were translated into US dollars at the historical rates prevailing on the date of each relevant transaction; and
•the cumulative foreign exchange translation reserve has been restated on the basis that the Group has reported in US dollars since incorporation.
In preparing these financial statements, the exchange rates used in respect of the Euro (€) are:

	Closing Rate June 30		Closing rate December 31		Average rate for the period ended June 30		Average rate for the year ended December 31
ISO Code	2022	2021	2021	2020	2022	2021	2021	2020
EUR	1.047414	1.092998	1.131610	1.227100	1.092998	1.202483	1.183269	1.147000

On June 3, 2022, as part of the Extraordinary General Meetings (‘EGM’) held on that day, the shareholders approved the change of currency of the issued share capital of Arrival from Euro (EUR) to United States dollars (USD) by applying the EUR / USD exchange rate published on the website of the European Central Bank on June 2, 2022. The rate used for the conversion is 1.0692.

Significant Accounting Policies

The accounting policies applied in these unaudited condensed consolidated interim financial statements are the same as those applied in the Consolidated financial statements of Arrival as at and for the year ended December 31, 2021, with the exception of the adoption of the new standards that have become effective as from January 1, 2022. The new standards and the amendments to them that become effective as of January 1, 2022, did not have a material impact on Arrival's financials.